Right-of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	As of June 30,
	2026	2025
Office premise and warehouse	$657,331	$139,732
Less: Accumulated lease expense	(85,159)	(97,648)
ROU assets, net	$572,172	$42,084

Schedule of Future Minimum Payments Under Long-Term Non-Cancellable Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of June 30, 2026
Within 1 year	$247,284
1 year – 2 year	213,572
2 year – 3 year	132,063
Total operating lease payments	$592,919
Less: imputed interest	(20,747)
Total operating lease obligation	$572,172
Less: current portion of operating lease liabilities	(234,490)
Long-term operating lease liabilities	$337,682

Schedule of Other Information

Other information:

	For the years ended June 30,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$118,797	$77,394	$40,975
Right-of-use assets obtained in exchange for operating lease liabilities	$657,331	$—	$115,838
Remaining lease term for operating leases (years)	2.52	0.83	1.83
Weighted average discount rate for operating leases	2.75%	3.61%	3.43%